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Brigade High Income Fund
BRIGADE HIGH INCOME FUND Summary Section
Investment Objective
The Fund’s investment objective is current income, with capital appreciation as a secondary objective.
capital appreciation as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Brigade High Income Fund	Founders Class	Institutional Class
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (Load)	none	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Brigade High Income Fund		Founders Class		Institutional Class
Management Fees		0.50%		0.50%
Total Other Expenses	[1]	0.28%		0.28%
Acquired Fund Fees and Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses		0.79%		0.79%
Fee Waiver and Expense Reimbursement	[2]	(0.26%)	[3]	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.53%		0.76%
[1]	Other expenses are based on estimated amounts.
[2]	This agreement is in effect through at least March 7, 2024, and will automatically continue upon annual approval by the Board of Trustees for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced.
[3]	With respect to the Founders Class of the Fund, Brigade Capital Management, LP (the “Adviser”) has contractually agreed to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) of the Fund to an annual rate of 0.52% of the Fund’s average daily net assets for such class. To the extent there are excess Annual Fund Operating Expenses such that the Fee Waiver and/or Expense Reimbursement needs to be applied, the Adviser will reduce (i) first, Co-Administration Fees and (ii) second, Management Fees, each of which payable by the Fund, until such excess has been offset. To the extent there remains excess Annual Fund Operating Expenses after such offset (“Post-Offset Excess”), then the Adviser shall reimburse the Fund (or class, as applicable) by the amount of such Post-Offset Excess.
[4]	With respect to the Institutional Class of the Fund, the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) of the Fund to an annual rate of 0.75% of the Institutional Class of the Fund’s average daily net assets for such class. To the extent there are excess Annual Fund Operating Expenses such that the Fee Waiver and/or Expense Reimbursement needs to be applied, the Adviser will reduce (i) first, Co-Administration Fees and (ii) second, Management Fees, each of which payable by the Fund, until such excess has been offset. To the extent there remains excess Annual Fund Operating Expenses after such offset (“Post-Offset Excess”), then the Adviser shall reimburse the Fund (or class, as applicable) by the amount of such Post-Offset Excess.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Brigade High Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Founders Class	154	325
Institutional Class	178	348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. Because the Fund was not in operation during the most recent fiscal year, no historical portfolio turnover information is available.

Principal Investment Strategies of the Fund

The Fund will seek to outperform its benchmark, before expenses, the ICE BofA US High Yield Constrained Index, while providing a similar level of volatility over the entire market cycle.

The Fund seeks to achieve its objective by investing in a diversified portfolio of high yield corporate bonds and loans, as well as through opportunistic investments amongst various sub-strategies within corporate credit. The Fund’s strategy will be executed by employing a bottom-up, fundamental research-based process implemented to seek to balance risk and reward, utilizing portfolio rotation as the credit cycle evolves.

The Adviser will invest in corporate credit instruments throughout the entire credit cycle in an effort to create a balanced, diversified portfolio. Types of corporate credit investments in which the Fund invests include high yield bonds and leveraged loans (including debtor-in-possession (“DIP”), distressed debt, covenant-lite loans, secured and unsecured assignments of or participations in loans, accounts and notes payable, private claims, financial instruments, collateral on financial instruments and investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions), investment grade corporate debt, convertibles and collateralized loan and bond obligations, foreign debt securities, and mezzanine securities.

The Fund also intends to primarily invest in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements.

Furthermore, the Fund’s exposure to any sector will not exceed 30% of the net assets of the Fund, calculated at the time of investment (with sector categorization as defined by Bloomberg).

The Adviser may elect to utilize leverage depending on market conditions and may also seek to hedge certain exposures through the use of indices and derivatives, including exchange traded funds (“ETFs”) (or options on exchange-traded funds. Credit hedges can include buying protection via single name credit default swaps, buying protection on the CDS index, CDS index swaption or the high yield index total return swap. Interest rate hedges can include interest rate swaps, swaptions and treasury futures.

The Adviser may also seek to hedge risks by investing the Fund’s assets in currencies, currency futures contracts and options on currency futures contracts, forward currency contracts, options, swaps, swaptions, or any combination thereof (whether or not exchange traded).

The Fund will sell a security for several reasons, including when: (i) the fundamentals of the company change, (ii) a holding reaches its price target, or (iii) a position takes on additional risk. The Fund may seek to sell all or part of a position in one or more trades depending on, among other things, the security and its trading market and profile.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Below-Investment Grade Risk. The Fund will invest in high yield securities rated below BBB by S&P or Baa by Moody’s. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and are described as speculative by both S&P and Moody’s. Securities rated below investment grade are commonly referred to as “junk bonds”. The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Bank Debt Risk. The Fund’s investment in secured and unsecured assignments of (or participations in) bank debt may create substantial risk. Bank debt includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in collateral on financial instruments, including interests on whole commercial, consumer and other loans and lease contracts. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions, including banks. The Fund’s investment may be in the form of participations or assignments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are typically more susceptible to these risks than debt of higher quality issuers. Furthermore, a significant amount of the Fund’s net asset value is expected to be invested in the lower-rated segment of the high yield market (rated B and below), which investments generally involve greater credit risk than high yield securities that are rated BB and above.

Convertible Security Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible securities are subject to equity risk especially when their conversion value is greater than the interest and principal value of the security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse impact on the Fund’s ability to achieve its investment objective.

Counterparty and Settlement Risk. To the extent the Fund invests in participations, assignments, swaps, repurchase agreements, reverse-repurchase agreements, structured products, derivative or synthetic instruments, or other over-the-counter transactions or, in certain circumstances, in non-U.S. securities, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

Covenant-Lite Loan Risk. The Fund may invest in loans that are "covenant lite." Covenant lite loans may lack financial maintenance covenants that in certain situations can allow lenders to claim a default on the loan to seek to protect the interests of the lenders. The absence of financial maintenance covenants in a covenant lite loan might result in a lower recovery in the event of a default by the borrower. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

Currency Risk. The Fund’s investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Debt Securities Risk. Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund’s performance.

Distressed Investments Risk. The Fund’s investments in distressed companies may result in returns to the Fund, but which involve a substantial degree of risk. The Fund may lose its entire investment in a troubled company, may be required to accept cash or securities with a value less than the Fund’s investment and may be prohibited from exercising certain rights with respect to such investment. Troubled company investments may not show any returns for a considerable period of time.

The Fund’s investments in companies involved in (or the target of) acquisition attempts or tender offers or companies involved in work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions come with the risk that the transaction either will be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the security, or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss.

Derivatives Risk. The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.

Exchange-Traded Funds Risk. The Fund may invest in ETFs. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. Because an ETF incurs its own fees and expenses, shareholders of the fund investing in an ETF will indirectly bear those costs. Such fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Equity Securities Risk. The Fund may invest in equity securities, including equities of stressed issuers or companies emerging from a financial restructuring or corporate reorganization. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased or otherwise acquired by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, supply-chain disruptions or an increase in production costs and competitive conditions within an industry.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Leveraged Loan Risk. Leveraged loans (also known as bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may sell investments or temporarily borrow from banks or other lenders.

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses. The Fund intends to generally use leverage, if any, to meet Fund redemptions.

Liquidity Risk. Low or lack of trading volume in the high yield market may make it difficult to sell securities held by the Fund at quoted market prices. In addition, with respect to certain fixed income investments (bank loans in particular), settlement occurs on an extended basis, further decreasing their liquidity profile.

Management and Strategy Risk. The Fund is an actively managed portfolio. Investment strategies employed by the Adviser on behalf of the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses.

Money Market Instruments/Securities. In seeking to provide downside protection, during periods of high market volatility, the Fund may hold money market instruments, including commercial paper, banker’s acceptances, certificates of deposit and other short-term debt securities.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages, supply-chain disruptions or increased production costs and competitive conditions within an industry.

New Fund Risk. The Fund has been newly formed and therefore has limited performance history for investors to evaluate.

Non-U.S. Securities Risk. Investing in securities of non-U.S. companies and governments which are generally denominated in non-U.S. currencies and utilization of currency forward contracts and options on currencies involve certain considerations comprising both risks and opportunities not typically associated with investing in securities of U.S. issuers. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of non-U.S. taxes, less liquid markets and less available information than are generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Rule 144A Securities Risk. The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Certain Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices.

Shareholder Concentration Risk. When a small number of shareholders account for a disproportionate share of the Fund’s assets, redemptions by large shareholders can harm remaining shareholders. If a large shareholder is an omnibus account that represents investments by multiple smaller accounts or if an adviser acts on behalf of multiple accounts, when the underlying accounts tend to act in tandem, shareholder concentration risk will be present. Risk is minimized when the underlying accounts tend to act independently of one another.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.brigadefunds.com or by calling the following toll-free number 844-903-0443.